Segment Reporting (Details Narrative) - LendingClub Corp [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2017 Integer Segment	Dec. 31, 2016 Segment
Segment Reporting Information [Line Items]
Number of operating segments	1	1
Number of reportable segments	1	1
Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Number of individual customers and investors accounting for more than 10% of revenue | Integer	0